Eaton Vance

Oregon Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 92.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Oregon, Bond Bank Revenue:
5.00%, 1/1/32	$955	$1,113,883
5.00%, 1/1/33	610	710,687

		$1,824,570

Education — 6.8%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39(1)	$620	$700,513
4.00%, 5/1/40(1)	860	969,177
5.00%, 5/1/30	500	562,300
Prerefunded to 5/1/22, 5.25%, 5/1/34	1,000	1,020,270
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	568,170
5.00%, 4/1/29	500	567,555
5.00%, 4/1/45	1,000	1,131,080
Yamhill County, OR, (George Fox University):
4.00%, 12/1/26(1)	810	926,996
4.00%, 12/1/29(1)	910	1,081,744
4.00%, 12/1/36(1)	1,235	1,486,039
4.00%, 12/1/41(1)	1,500	1,776,915
4.00%, 12/1/46(1)	1,175	1,368,852

		$12,159,611

Electric Utilities — 3.2%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds:
5.00%, 11/1/32(2)	$500	$609,745
5.00%, 11/1/34(2)	500	607,770
5.00%, 11/1/36(2)	500	606,235
5.00%, 11/1/39(2)	1,300	1,568,060
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,378,500

		$5,770,310

Escrowed/Prerefunded — 5.4%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$1,238,587
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	586,960
North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,795,525
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,118,210
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,862,385

Security	Principal Amount (000’s omitted)	Value
Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	$2,000	$2,072,220

		$9,673,887

General Obligations — 49.4%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$1,751,910
Auburn School District No. 408, WA:
4.00%, 12/1/31	70	86,692
4.00%, 12/1/32	170	209,282
4.00%, 12/1/33	150	184,343
4.00%, 12/1/34	200	245,238
Bethel School District No. 52, OR:
4.00%, 6/15/23	250	264,445
4.00%, 6/15/24	275	300,248
Canby, OR, 4.00%, 6/1/25	475	532,717
Canby School District No. 86, OR:
4.00%, 6/15/38	800	962,024
4.00%, 6/15/39	850	1,020,110
4.00%, 6/15/40	800	958,480
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,833,100
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	531,195
Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,115,960
Coos Bay School District No. 9, OR:
5.00%, 6/15/39	850	1,099,823
5.00%, 6/15/40	750	968,827
Corvallis School District No. 509J, OR, Benton and Linn Counties:
4.00%, 6/15/35	500	607,195
4.00%, 6/15/36	650	787,716
4.00%, 6/15/38	700	844,886
5.00%, 6/15/27	1,280	1,576,282
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,619,369
Eugene School District No. 4J, OR, Lane and Linn Counties, 4.00%, 6/15/35	1,900	2,261,969
Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	607,373
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,889,719
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	168,020
0.00%, 6/15/32	400	323,316
0.00%, 6/15/33	500	388,915
Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,439,778
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
4.00%, 6/15/36	925	1,120,980
5.00%, 6/15/32	2,000	2,448,980
5.00%, 6/15/37	1,605	1,952,547
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	1,000	493,750
4.00%, 6/15/38	1,385	1,639,854
Lake Oswego, OR:
4.00%, 12/1/31	1,000	1,174,430

Security	Principal Amount (000’s omitted)	Value
5.00%, 12/1/26	$1,225	$1,487,444
5.00%, 6/1/33	2,450	2,617,457
Lane Community College, OR, 4.00%, 6/15/39	3,795	4,564,626
Metro, OR, 4.00%, 6/1/31	1,365	1,610,250
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/35	1,000	1,249,290
5.00%, 6/15/39	1,910	2,372,545
5.00%, 6/15/42	1,500	1,853,955
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,481,080
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	630	632,646
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,362,789
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	928,950
0.00%, 6/15/30	700	619,906
Portland Community College District, OR, 5.00%, 6/15/32	795	945,978
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,287,002
Portland Housing Authority, OR, (Yards Union Station Project):
(AMT), 4.75%, 5/1/22	100	100,325
(AMT), 4.85%, 5/1/29	2,740	2,746,576
Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,400	2,700,888
Portland, OR, 5.00%, 6/1/26	2,665	3,189,685
Redmond, OR, 5.00%, 6/1/28	605	670,618
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	449,935
0.00%, 6/15/27	3,175	3,009,963
3.00%, 6/15/23	115	119,865
3.00%, 6/15/24	220	234,650
3.00%, 6/15/25	825	898,219
Reynolds School District No. 7, OR, Multnomah County:
3.00%, 6/1/35	200	220,764
4.00%, 6/1/31	195	236,796
4.00%, 6/1/32	160	193,787
4.00%, 6/1/33	125	151,121
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	907,810
0.00%, 6/15/30	1,215	1,075,980
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	948,213
5.00%, 6/15/35	1,025	1,334,878
St. Helens, OR, 4.00%, 8/1/41	2,285	2,763,319
Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,168,750
Tualatin Hills Park & Recreation District, OR, Green Bonds, 5.00%, 6/1/22	1,200	1,229,052
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,280,380
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	951,033
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	172,240
0.00%, 6/15/36	435	314,992
0.00%, 6/15/39	605	393,897

		$88,887,127

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$360,549
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	258,663
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	1,000	1,186,740
5.00%, 8/15/38	1,850	2,366,501
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,661,115
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,191,810
5.00%, 10/1/30	300	389,400
5.00%, 10/1/35	275	348,359
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,722,160

		$11,485,297

Housing — 1.2%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$1,080	$1,125,835
(AMT), 5.15%, 7/1/42	1,075	1,076,838

		$2,202,673

Industrial Development Revenue — 0.7%
Gilliam County, OR, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,176,868

		$1,176,868

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$1,133,386
(NPFG), 5.25%, 7/1/34	2,120	2,308,765

		$3,442,151

Insured-General Obligations — 5.9%
Boardman, OR, Green Bonds:
(BAM), 4.00%, 6/15/25	$280	$313,715
(BAM), 4.00%, 6/15/27	255	298,098
(BAM), 4.00%, 6/15/28	340	403,886
(BAM), 4.00%, 6/15/29	250	301,740
(BAM), 4.00%, 6/15/35	250	295,662
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	5,244,200
Milton-Freewater, OR, (BAM), 4.00%, 6/1/41	560	680,854
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	927,210
(AGC), 0.00%, 6/1/29	1,225	1,109,691
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,042,618

		$10,617,674

Other Revenue — 2.2%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$263,052

Security	Principal Amount (000’s omitted)	Value
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/25	$2,000	$2,213,080
5.00%, 4/1/33	1,280	1,546,509

		$4,022,641

Senior Living/Life Care — 1.6%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$110,329
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	260	275,769
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	494,115
4.00%, 12/1/36	500	563,590
5.00%, 12/1/36	750	848,482
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/33	550	633,342

		$2,925,627

Special Tax Revenue — 1.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$123,975
Beaverton, OR, Special Tax Revenue:
4.00%, 6/1/37	400	479,760
4.00%, 6/1/40	1,000	1,192,860

		$1,796,595

Transportation — 3.9%
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/39	$2,500	$2,925,925
(AMT), 5.00%, 7/1/29	1,155	1,374,947
(AMT), 5.00%, 7/1/34	1,000	1,186,040
(AMT), 5.00%, 7/1/35	1,300	1,625,390

		$7,112,302

Water and Sewer — 1.7%
Clackamas River Water, OR, 5.00%, 11/1/29	$100	$114,441
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	1,160	1,342,874
4.00%, 12/1/37	1,000	1,155,750
Portland, OR, Water System Revenue, 4.00%, 4/1/31	400	453,060

		$3,066,125

Total Tax-Exempt Municipal Obligations — 92.3% (identified cost $156,008,208)		$166,163,458

Taxable Municipal Obligations — 2.8%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.9%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds:
2.165%, 11/1/26(1)(2)	$300	$301,470
2.37%, 11/1/27(1)(2)	1,350	1,359,801

		$1,661,271

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.9%
Klamath County School District, OR:
1.30%, 6/15/27	$525	$521,845
1.71%, 6/15/29	1,130	1,129,830

		$1,651,675

Insured-Housing — 1.0%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$149,597
(AGM), 1.659%, 7/1/26	175	173,247
(AGM), 2.255%, 7/1/28	175	175,089
(AGM), 2.579%, 7/1/30	250	253,447
(AGM), 3.508%, 7/1/41	1,000	1,046,030

		$1,797,410

Total Taxable Municipal Obligations — 2.8% (identified cost $5,055,000)		$5,110,356

Total Investments — 95.1% (identified cost $161,063,208)		$171,273,814

Other Assets, Less Liabilities — 4.9%		$8,835,112

Net Assets — 100.0%		$180,108,926

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.7% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $5,177,056 or 2.9% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$166,163,458	$—	$166,163,458
Taxable Municipal Obligations	—	5,110,356	—	5,110,356
Total Investments	$—	$171,273,814	$—	$171,273,814

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.